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November 6, 1997


VIA ELECTRONIC TRANSMISSION

The United States Securities and
  Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549



RE:  Nationwide Variable Account-9
     Nationwide Life Insurance Company
     Post-Effective Amendment No. 1
     SEC File No. 333-28995

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933 and on behalf of Nationwide Life Insurance Company (the "Company") and its Nationwide Variable Account-9 (the "Variable Account"), this is to certify that the form of Statement of Additional Information that would have been filed under paragraph
(c) of Rule 497 does not differ from the form of the Statement of Additional Information contained in the Post-Effective Amendment No. 1 to the Registration Statement for the Company and the Variable Account.

Please call the undersigned at (614) 249-8678 if you have any questions regarding this filing.

Very truly yours,

NATIONWIDE LIFE INSURANCE COMPANY

/s/ ELIZABETH A. DAVIN, ESQ.
-------------------------------
    Elizabeth A. Davin, Esq.
    Counsel


cc: Lorna MacLoed
    Office of Insurance Products and Legal Compliance
    Stop 10-6